Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investment Securities (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	$ 47,877
Unrealized Losses Less Than 12 Months	(3,947)
Fair Value 12 Months or Greater	21,921
Unrealized Losses 12 Months or Greater	(4,619)
Fair Value Total	69,798
Unrealized Losses Total	(8,566)
U.S. Treasury and Agencies [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	13,265
Unrealized Losses Less Than 12 Months	(1,193)
Fair Value 12 Months or Greater	7,962
Unrealized Losses 12 Months or Greater	(1,576)
Fair Value Total	21,227
Unrealized Losses Total	(2,769)
Residential Mortgage-Backed Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	20,854
Unrealized Losses Less Than 12 Months	(1,461)
Fair Value 12 Months or Greater	7,752
Unrealized Losses 12 Months or Greater	(1,336)
Fair Value Total	28,606
Unrealized Losses Total	(2,797)
Asset-Backed Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	3,476
Unrealized Losses Less Than 12 Months	(38)
Fair Value 12 Months or Greater	0
Unrealized Losses 12 Months or Greater	0
Fair Value Total	3,476
Unrealized Losses Total	(38)
Obligations of State and Political Subdivisions [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	8,246
Unrealized Losses Less Than 12 Months	(944)
Fair Value 12 Months or Greater	1,088
Unrealized Losses 12 Months or Greater	(427)
Fair Value Total	9,334
Unrealized Losses Total	(1,371)
Other [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	4
Unrealized Losses 12 Months or Greater	0
Fair Value Total	4
Unrealized Losses Total	0
Agency Securities [Member] | Commercial Mortgage Backed Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	2,029
Unrealized Losses Less Than 12 Months	(311)
Fair Value 12 Months or Greater	5,115
Unrealized Losses 12 Months or Greater	(1,280)
Fair Value Total	7,144
Unrealized Losses Total	(1,591)
Non Agency Securities [Member] | Commercial Mortgage Backed Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	7
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	0
Unrealized Losses 12 Months or Greater	0
Fair Value Total	7
Unrealized Losses Total	$ 0